Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Exposure to Credit Risk
9.1	Loans and other financing measured at amortized cost
According to the nature of the information to be disclosed and the loan characteristics, the Bank groups them as follows:

Composition	12/31/2025	12/31/2024
Loans and other financing	11,215,847,429	7,794,284,348
Individual assessment	3,224,511,676	2,007,184,458
Collective assessment	7,991,335,753	5,787,099,890

Less: Allowance for ECL	(507,532,406)	(162,271,441)

Total	10,708,315,023	7,632,012,907

Summary of Impairment Allowance for Loans and Other Financing
The following table shows the credit quality and the carrying amount of credit risk, based on the probability of default (PD) range and the year-end
stage classification. The amounts are presented gross of the impairment allowances.

Rating grade	PD Range			12/31/2025
				Stage 1	Stage 2	Stage 3	Total	%
Performing				10,061,340,428	375,981,876		10,437,322,304	93.06
High grade	0.00%	-	3.50%	8,720,866,492	52,614,450		8,773,480,942	78.22
Standard grade	3.51%	-	7.00%	667,507,440	93,680,245		761,187,685	6.79
Sub-standard grade	7.01%	-	33.00%	672,966,496	229,687,181		902,653,677	8.05
Past due but not impaired (1)	33.01%	-	99.99%	116,846,732	333,579,338		450,426,070	4.01
Impaired		100%				328,099,055	328,099,055	2.93

Total				10,178,187,160	709,561,214	328,099,055	11,215,847,429	100

%				90.75	6.32	2.93	100

Rating grade	PD Range			12/31/2024
				Stage 1	Stage 2	Stage 3	Total	%
Performing				7,406,068,411	141,193,748		7,547,262,159	96.83
High grade	0.00%	-	3.50%	6,649,032,271	35,621,437		6,684,653,708	85.76
Standard grade	3.51%	-	7.00%	439,695,502	32,530,187		472,225,689	6.06
Sub-standard grade	7.01%	-	33.00%	317,340,638	73,042,124		390,382,762	5.01
Past due but not impaired (1)	33.01%	-	99.99%	75,074,413	84,303,139		159,377,552	2.05
Impaired		100%				87,644,637	87,644,637	1.12

Total				7,481,142,824	225,496,887	87,644,637	7,794,284,348	100

%				95.98	2.90	1.12	100

(1)	It includes transactions under collective assessment which are more than 5 days past due independently of the PD range assigned.

Summary of Exposures Gross of Impairment Allowances
The table below shows the exposures gross of impairment allowances by stage:

Composition	12/31/2025
	Stage 1	Stage 2	Stage 3	Total	%
Local government securities	4,295,809,134			4,295,809,134	99.93
Corporate Bonds	2,178,664			2,178,664	0.05
Financial Trusts	645,176			645,176	0.02

Total	4,298,632,974			4,298,632,974	100

%	100			100

Composition	12/31/2024
	Stage 1	Stage 2	Stage 3	Total	%
Local government securities	3,525,678,815			3,525,678,815	99.71
Corporate Bonds	8,330,453			8,330,453	0.24
Financial Trusts	1,724,091			1,724,091	0.05

Total	3,535,733,359			3,535,733,359	100

%	100			100

Summary Of Detailed Information Of Exposures And Gross Carrying Impairment Allowance Of Goverment Securities At Fair Value
The table below shows the exposures gross of impairment allowances by stage:

Composition	12/31/2025
	Stage 1	Stage 2	Stage 3	Total	%
Local government securities	48,808			48,808	0.04
Foreign government securities	118,117,576			118,117,576	99.96

Total	118,166,384			118,166,384	100

%	100			100

Composition	12/31/2024
	Stage 1	Stage 2	Stage 3	Total	%
Local government securities	489,599,962			489,599,962	84.84
Foreign government securities	87,509,366			87,509,366	15.16

Total	577,109,328			577,109,328	100

%	100			100

Summary Of Detailed Information Of Exposures And Gross Carrying Impairment Allowance Of Other Financial Assets
The table below shows the exposures gross of impairment allowances by stage:

Composition	12/31/2025
	Stage 1	Stage 2	Stage 3	Total	%
Other financial assets	688,788,278		1,373,672	690,161,950	100

Total	688,788,278		1,373,672	690,161,950	100

%	99.80		0.20	100

Composition	12/31/2024
	Stage 1	Stage 2	Stage 3	Total	%
Other financial assets	660,715,986			660,715,986	100

Total	660,715,986			660,715,986	100

%	100			100

Summary of Detailed Information About Contingent Transaction Exposures Gross of Impairment Allowances by Stage
The table below shows the exposures gross of impairment allowances by stage:

Composition	12/31/2025
	Stage 1	Stage 2	Stage 3	Total	%
Undrawn commitments of credit cards and checking accounts	5,686,277,616	70,393,362	115,391	5,756,786,369	95.69
Guarantees granted	186,887,452			186,887,452	3.11
Unused agreed commitments	71,925,318	202,256		72,127,574	1.20

Total	5,945,090,386	70,595,618	115,391	6,015,801,395	100

%	98.83	1.17		100

Composition	12/31/2024
	Stage 1	Stage 2	Stage 3	Total	%
Undrawn commitments of credit cards and checking accounts	5,241,626,497	29,361,835	82,593	5,271,070,925	94.16
Guarantees granted	266,584,511	427,547		267,012,058	4.77
Unused agreed commitments	59,930,804	67,423		59,998,227	1.07

Total	5,568,141,812	29,856,805	82,593	5,598,081,210	100

%	99.47	0.53		100

Expected credit losses individually assessed [member]
Statement [LineItems]
Summary of Exposure to Credit Risk
The table below shows the credit quality and the debt balance to credit risk of corporate loans by grade of credit risk classification, based on the PD range and classification by stages as of the date of the reporting period. The evaluation and measurement approach is explained in Note 52 section “Credit risk”.

Rating grade	PD Range			12/31/2025
				Stage 1	Stage 2	Stage 3	Total	%
Performing				3,184,636,890	14,715,447		3,199,352,337	99.22
High grade	0.00%	-	3.50%	3,131,090,067			3,131,090,067	97.10
Standard grade	3.51%	-	7.00%	35,211,197	14,715,447		49,926,644	1.55
Sub-standard grade	7.01%	-	33.00%	18,335,626			18,335,626	0.57
Past due but not impaired	33.01%	-	99.99%
Impaired		100%				25,159,339	25,159,339	0.78

Total				3,184,636,890	14,715,447	25,159,339	3,224,511,676	100

%				98.76	0.46	0.78	100

Rating grade	PD Range			12/31/2024
				Stage 1	Stage 2	Stage 3	Total	%
Performing				1,964,390,336	19,929,312		1,984,319,648	98.86
High grade	0.00%	-	3.50%	1,944,612,686	15,914,860		1,960,527,546	97.68
Standard grade	3.51%	-	7.00%	5,855,355	4,014,452		9,869,807	0.49
Sub-standard grade	7.01%	-	33.00%	13,922,295			13,922,295	0.69
Past due but not impaired	33.01%	-	99.99%
Impaired		100%				22,864,810	22,864,810	1.14

Total				1,964,390,336	19,929,312	22,864,810	2,007,184,458	100

%				97.87	0.99	1.14	100

Expected credit losses collectively assessed [member]
Statement [LineItems]
Summary of Exposure to Credit Risk
The table below shows the credit quality and the debt balance to credit risk of loans portfolio under collective assessment, by grade of credit risk classification, based on the PD range and classification by stages as of the date of the reporting period. The evaluation and measurement approach is explained in Note 52 section “Credit risk”.

Rating grade	PD Range			12/31/2025
				Stage 1	Stage 2	Stage 3	Total	%
Performing				6,876,703,538	361,266,429		7,237,969,967	90.57
High grade	0.00%	-	3.50%	5,589,776,425	52,614,450		5,642,390,875	70.60
Standard grade	3.51%	-	7.00%	632,296,243	78,964,798		711,261,041	8.90
Sub-standard grade	7.01%	-	33.00%	654,630,870	229,687,181		884,318,051	11.07
Past due but not impaired (1)	33.01%	-	99.99%	116,846,732	333,579,338		450,426,070	5.64
Impaired		100%				302,939,716	302,939,716	3.79

Total				6,993,550,270	694,845,767	302,939,716	7,991,335,753	100

%				87.52	8.69	3.79	100

Rating grade	PD Range			12/31/2024
				Stage 1	Stage 2	Stage 3	Total	%
Performing				5,441,678,075	121,264,436		5,562,942,511	96.13
High grade	0.00%	-	3.50%	4,704,419,585	19,706,577		4,724,126,162	81.63
Standard grade	3.51%	-	7.00%	433,840,147	28,515,735		462,355,882	7.99
Sub-standard grade	7.01%	-	33.00%	303,418,343	73,042,124		376,460,467	6.51
Past due but not impaired (1)	33.01%	-	99.99%	75,074,413	84,303,139		159,377,552	2.75
Impaired		100%				64,779,827	64,779,827	1.12

Total				5,516,752,488	205,567,575	64,779,827	5,787,099,890	100

%				95.33	3.55	1.12	100

(1)	It includes transactions which are more than 5 days past due independently of the PD range assigned.

Commercial [member]
Statement [LineItems]
Summary of Exposure to Credit Risk
An analysis of changes in the gross carrying amount and the corresponding ECL allowances in relation to lending on an individual assessment is as follows:

	Stage			Total
	1	2	3
Gross carrying amount as of January 1, 2025	1,964,390,336	19,929,312	22,864,810	2,007,184,458
Assets originated or purchased	6,226,766,093	26,941,797		6,253,707,890
Assets derecognized or repaid	(4,990,798,697)	(6,383,140)	(7,166,603)	(5,004,348,440)
Variations (1)	784,599,850	876,707	5,177,598	790,654,155
Transfers to Stage 1	18,936,615	(18,936,615)
Transfers to Stage 2	(3,610,809)	3,610,809
Transfers to Stage 3	(2,272,301)	(7,723,519)	9,995,820
Amounts Written Off			(49,342)	(49,342)
Monetary effect	(813,374,197)	(3,599,904)	(5,662,944)	(822,637,045)

As of December 31, 2025	3,184,636,890	14,715,447	25,159,339	3,224,511,676

	Stage			Total
	1	2	3
Gross carrying amount as of January 1, 2024	1,165,618,476	71,092,922	20,238,414	1,256,949,812
Assets originated or purchased	1,892,570,161	383,584		1,892,953,745
Assets derecognized or repaid	(489,864,021)	(7,284,448)	(2,650,810)	(499,799,279)
Variations (1)	120,100,801	101,000	1,714,238	121,916,039
Transfers to Stage 1	3,372	(3,372)
Transfers to Stage 2	(55)	55
Transfers to Stage 3	(9,397,173)	(6,039,302)	15,436,475
Amounts Written Off			(402,498)	(402,498)
Monetary effect	(714,641,225)	(38,321,127)	(11,471,009)	(764,433,361)

As of December 31, 2024	1,964,390,336	19,929,312	22,864,810	2,007,184,458

(1)	It includes increases / decreases of the gross carrying amount related to loans and other financing arrangements that remained outstanding from the beginning to the end of the fiscal year.

	Stage			Total
	1	2	3
ECL amount as of January 1, 2025	5,106,740	748,744	13,218,188	19,073,672
Assets originated or purchased	12,665,881	11,172,330		23,838,211
Assets derecognized or repaid	(10,757,787)	(995,950)	(5,345,936)	(17,099,673)
Variations (1)	(994,398)	(142,078)	5,304,520	4,168,044
Transfers to Stage 1	698,012	(698,012)
Transfers to Stage 2	(6,779)	6,779
Transfers to Stage 3	(1,088)	(3,057,357)	3,058,445
Amounts Written Off			(49,342)	(49,342)
Monetary effect	(1,859,301)	(929,142)	(3,312,129)	(6,100,572)

As of December 31, 2025	4,851,280	6,105,314	12,873,746	23,830,340

	Stage			Total
	1	2	3
ECL amount as of January 1, 2024	13,343,076	38,914,921	15,912,271	68,170,268
Assets originated or purchased	12,024,149	210,570		12,234,719
Assets derecognized or repaid	(5,502,408)	(11,140,384)	(2,764,108)	(19,406,900)
Variations (1)	(235,595)	(5,543,474)	1,277,024	(4,502,045)
Transfers to Stage 1	395	(395)
Transfers to Stage 2	(912)	912
Transfers to Stage 3	(6,932,851)	(1,072,026)	8,004,877
Amounts Written Off			(402,554)	(402,554)
Monetary effect	(7,589,114)	(20,621,380)	(8,809,322)	(37,019,816)

As of December 31, 2024	5,106,740	748,744	13,218,188	19,073,672

(1)	It includes increases / decreases of the ECL related to loans and other financing arrangements that remained outstanding from the beginning to the end of the fiscal year.

Consumer [member]
Statement [LineItems]
Summary of Exposure to Credit Risk
An analysis of changes in the gross carrying amount and the corresponding ECL allowances in relation to lending on a collective assessment is as follows:

	Stage			Total
	1	2	3
Gross carrying amount as of January 1, 2025	5,516,752,488	205,567,575	64,779,827	5,787,099,890
Assets originated or purchased	7,290,938,057	494,540,768		7,785,478,825
Assets derecognized or repaid	(3,138,760,328)	(200,520,253)	(57,913,785)	(3,397,194,366
Variations (1)	(179,750,603)	(22,058,517)	45,723,709	(156,085,411)
Transfers to Stage 1	502,806,496	(489,970,057)	(12,836,439)
Transfers to Stage 2	(1,154,343,361)	1,170,963,455	(16,620,094)
Transfers to Stage 3	(86,135,908)	(345,291,081)	431,426,989
Amounts Written Off	(641,483)	(1,651,917)	(108,228,080)	(110,521,480)
Monetary effect	(1,757,315,088)	(116,734,206)	(43,392,411)	(1,917,441,705)

As of December 31, 2025	6,993,550,270	694,845,767	302,939,716	7,991,335,753

	Stage			Total
	1	2	3
Gross carrying amount as of January 1, 2024	3,928,285,665	184,208,446	37,035,716	4,149,529,827
Assets originated or purchased	3,529,685,370	149,014,019		3,678,699,389
Assets derecognized or repaid	(853,731,345)	(37,727,348)	(6,702,622)	(898,161,315)
Variations (1)	1,249,294,746	26,473,912	6,968,334	1,282,736,992
Transfers to Stage 1	34,593,197	(34,304,689)	(288,508)
Transfers to Stage 2	(31,065,832)	31,294,391	(228,559)
Transfers to Stage 3	(54,783,064)	(3,095,900)	57,878,964
Amounts Written Off	(2,583,937)	(2,301,805)	(7,708,789)	(12,594,531)
Monetary effect	(2,282,942,312)	(107,993,451)	(22,174,709)	(2,413,110,472)

As of December 31, 2024	5,516,752,488	205,567,575	64,779,827	5,787,099,890

(1)	It includes increases / decreases of the gross carrying amount related to loans and other financing arrangements that remained outstanding from the beginning to the end of the fiscal year.

	Stage			Total
	1	2	3
ECL amount as of January 1, 2025	64,700,227	27,852,535	50,645,007	143,197,769
Assets originated or purchased	107,748,310	137,492,722		245,241,032
Assets derecognized or repaid	(27,563,996)	(31,294,409)	(41,910,410)	(100,768,815)
Variations (1)	(8,585,853)	168,252,020	224,670,996	384,337,163
Transfers to Stage 1	68,378,581	(59,228,405)	(9,150,176)
Transfers to Stage 2	(41,358,528)	53,234,898	(11,876,370)
Transfers to Stage 3	(14,101,510)	(148,032,884)	162,134,394
Amounts Written Off	(641,483)	(1,651,917)	(108,228,080)	(110,521,480)
Monetary effect	(25,131,657)	(19,078,739)	(33,573,207)	(77,783,603)

As of December 31, 2025	123,444,091	127,545,821	232,712,154	483,702,066

	Stage			Total
	1	2	3
ECL amount as of January 1, 2024	43,821,894	13,163,611	28,529,454	85,514,959
Assets originated or purchased	81,575,554	17,103,748		98,679,302
Assets derecognized or repaid	(7,117,298)	(2,360,881)	(4,956,902)	(14,435,081)
Variations (1)	6,794,582	10,323,740	13,922,498	31,040,820
Transfers to Stage 1	2,569,942	(2,350,843)	(219,099)
Transfers to Stage 2	(991,768)	1,150,052	(158,284)
Transfers to Stage 3	(36,370,584)	(399,715)	36,770,299
Amounts Written Off	(302,036)	(464,867)	(6,122,228)	(6,889,131)
Monetary effect	(25,280,059)	(8,312,310)	(17,120,731)	(50,713,100)

As of December 31, 2024	64,700,227	27,852,535	50,645,007	143,197,769

(1)	It includes increases / decreases of the ECL related to loans and other financing arrangements that remained outstanding from the beginning to the end of the fiscal year.